General information and significant accounting policies - Capitalisation of development costs (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 18,235,034	$ 8,776,530	$ 4,047,138
Minimum
Disclosure of detailed information about intangible assets [line items]
Written off period	3 years
Maximum
Disclosure of detailed information about intangible assets [line items]
Written off period	5 years
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 18,235,034	8,776,530	4,047,138
Computer equipment
Disclosure of detailed information about intangible assets [line items]
Written off period	3 years
Cost | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 18,235,034	$ 8,776,530	$ 4,047,138	$ 441,856